Investment Portfolio - Government and Corporate Securities	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure Of Investment Portfolio Of Government And Corporate Securities Explanatory
40. Investment Portfolio - Government and Corporate Securities
The Group owns, manages and trades a portfolio of securities issued by the Argentine and other governments and corporate issuers. The following table sets out the Group’s investments in Argentine and other governments and corporate securities as of December 31, 2022, 2021 and 2020 by type and currency of denomination.

	As of December 31,
	2022	2021
	(in thousands of pesos)

Government securities
In pesos:
Argentine Government bonds	156,496,037	128,559,737
Argentine Treasury bills	37,679,304	27,917,365
Liquidity Bills issued by the BCRA	483,510,689	209,779,172

Total government securities in pesos	677,686,030	366,256,274

In foreign currency:
Argentine Government bonds	3,788,200	3,152,459
Liquidity Bills issued by the BCRA	2,125,540	—

Total government securities in foreign currency	5,913,740	3,152,459

Total government securities	683,599,770	369,408,733

Corporate securities
Listed
Equity securities	60,468	70,288

Total corporate securities—listed	60,468	70,288

Unlisted
Debt securities	3,722,935	2,649,764

Total corporate securities—unlisted	3,722,935	2,649,764

Investment funds	3,926,704	3,710,885

Total investment funds	3,926,704	3,710,885

The table below presents the issuer of which, as of December 31, 2022, the Group held securities in excess of 10% of the stockholder equity as of such date:

Issuer	Book value	Market value
	(in thousands of pesos)
BCRA	468,834,745	468,834,745
Argentine Government	198,012,723	198,013,805